Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2019 CNY (¥) Vote shares	May 31, 2019 USD ($) Vote $ / shares shares	Aug. 31, 2018 Vote	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $		$ 425			$ 425
Ordinary shares authorized (in shares)		850,000,000			850,000,000
Net proceeds | ¥				¥ 1,266,577
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)		750,000,000			750,000,000	750,000,000
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
Ordinary shares issued (in shares)					71,736,059	70,212,159
Ordinary shares outstanding (in shares)					69,092,367	70,212,159
Number of votes per share | Vote	1	1
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.0005			$ 0.0005	$ 0.0005
Number of shares redesignated	66,613,419	66,613,419
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)		20,000,000			20,000,000	20,000,000
Ordinary shares issued (in shares)					12,000,000	12,000,000
Ordinary shares outstanding (in shares)					12,000,000	12,000,000
Number of votes per share | Vote	30	30	1
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.0005			$ 0.0005	$ 0.0005
Number of shares redesignated	12,000,000	12,000,000
Ordinary shares, undesignated
Class of Stock [Line Items]
Ordinary shares authorized (in shares)		80,000,000			80,000,000
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.0005			$ 0.0005
Series E preferred shares
Class of Stock [Line Items]
Number of shares redesignated				(6,164,979)
ADR [Member]
Class of Stock [Line Items]
Number of securities sold	14,950,000	14,950,000
Sale price per shares | $ / shares		$ 13.80
IPO
Class of Stock [Line Items]
Net proceeds	¥ 1,267,000	$ 187,500
IPO | Class A ordinary shares
Class of Stock [Line Items]
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
IPO | ADR [Member]
Class of Stock [Line Items]
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	14,950,000	14,950,000
Ordinary shares | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)					750,000,000	750,000,000
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)				11,500,000
Ordinary shares issued (in shares)					71,736,059	70,212,159
Ordinary shares outstanding (in shares)					69,092,367	70,212,159
Ordinary shares par value (in dollars per share) | $ / shares					$ 0.0005	$ 0.0005
Number of shares redesignated				43,822,455
Ordinary shares | Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)					20,000,000	20,000,000
Ordinary shares issued (in shares)					12,000,000	12,000,000
Ordinary shares outstanding (in shares)					12,000,000	12,000,000
Ordinary shares par value (in dollars per share) | $ / shares					$ 0.0005	$ 0.0005